Real Estate Kelso Business Park Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Jun. 06, 2014
Below market leases initial values						$ 220	$ 220
Kelso Business Park
In-place leases initial value								$ 579
Below market leases initial values								$ 64
In-place Leases	$ 11	$ 21	$ 28	$ 100	$ 136	203	80
Below Market Leases			$ 2	$ 12	$ 21	$ 21	$ 8